Risk Report - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Collateral Obtained [Abstract]
Commercial real estate		€ 9	€ 9
Residential real estate	[1]	63	55
Total collateral obtained during the reporting period		€ 72	€ 64

[1]	Carrying amount of foreclosed residential real estate properties amounted to 67 million as of December 31, 2017 and 78 million as of December 31, 2016